Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Non-capital losses carried forward	$ 303,447	$ 385,441
Deferred assets attributable to marketable securities	18,463	17,384
Total gross deferred income tax assets	321,910	402,825
Valuation allowance	$ (321,910)	$ (402,825)